Fair Value (Assets and Liabilities Measured at Fair Value by Level on Recurring Basis) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2018		Mar. 31, 2018
Assets:
Trading account assets, Trading derivative assets	[1],[2],[3]	¥ 11,661,000		¥ 12,585,000
Investment securities, Available-for-sale debt securities		31,162,510		32,833,114
Equity securities		7,605,948		7,238,194
Liabilities:
Trading account liabilities, Trading derivative liabilities	[1],[2],[3]	11,665,000		11,877,000
Obligation to return securities received as collateral		3,427,158		3,176,962
Interest Rate Contracts [Member]
Assets:
Trading account assets, Trading derivative assets	[1],[2],[3]	7,808,000		8,712,000
Liabilities:
Trading account liabilities, Trading derivative liabilities	[1],[2],[3]	7,916,000		8,691,000
Foreign Exchange Contracts [Member]
Assets:
Trading account assets, Trading derivative assets	[1],[2],[3]	3,538,000		3,557,000
Liabilities:
Trading account liabilities, Trading derivative liabilities	[1],[2],[3]	3,496,000		3,000,000
Equity Contracts [Member]
Assets:
Trading account assets, Trading derivative assets	[1],[2],[3]	219,000		207,000
Liabilities:
Trading account liabilities, Trading derivative liabilities	[1],[2],[3]	268,000		227,000
Commodity Contracts [Member]
Assets:
Trading account assets, Trading derivative assets	[1],[2],[3]	31,000		35,000
Liabilities:
Trading account liabilities, Trading derivative liabilities	[1],[2],[3]	30,000		33,000
Credit Derivatives [Member]
Assets:
Trading account assets, Trading derivative assets	[1],[2],[3]	63,000		72,000
Liabilities:
Trading account liabilities, Trading derivative liabilities	[1],[2],[3]	72,000		71,000
Japanese National Government and Japanese Government Agency Bonds [Member]
Assets:
Investment securities, Available-for-sale debt securities		22,831,889		24,567,904
Japanese Prefectural and Municipal Bonds [Member]
Assets:
Investment securities, Available-for-sale debt securities		1,776,267		1,537,431
Foreign Governments and Official Institutions Bonds [Member]
Assets:
Investment securities, Available-for-sale debt securities		2,197,455		2,171,692
Corporate Bonds [Member]
Assets:
Investment securities, Available-for-sale debt securities		1,110,138		1,119,360
Residential Mortgage-backed Securities [Member]
Assets:
Investment securities, Available-for-sale debt securities		1,495,749		1,617,535
Commercial Mortgage-backed Securities [Member]
Assets:
Investment securities, Available-for-sale debt securities		106,620		95,236
Asset-backed Securities [Member]
Assets:
Investment securities, Available-for-sale debt securities		1,496,333		1,558,349
Other Debt Securities [Member]
Assets:
Investment securities, Available-for-sale debt securities		148,059	[4]	165,607	[5]
Fair Value, Measurements, Recurring [Member]
Assets:
Trading account assets, Trading securities	[6]	24,396,492		22,579,997
Trading account assets, Trading derivative assets		11,660,832		12,585,175
Investment securities, Available-for-sale debt securities		31,162,510		32,833,114
Equity securities	[7]	7,049,409		6,699,943
Others	[8],[9]	991,498		1,057,250
Assets at fair value, Total		75,260,741		75,755,479
Liabilities:
Trading account liabilities, Trading securities sold, not yet purchased		43,667		215,414
Trading account liabilities, Trading derivative liabilities		11,782,312		12,006,917
Obligation to return securities received as collateral		3,427,158		3,176,962
Others	[10]	491,584		482,172
Liabilities at fair value, Total		15,744,721		15,881,465
Fair Value, Measurements, Recurring [Member] | Private Equity Funds [Member]
Assets:
Investments valued at net asset value		5		35
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities	[6]	11,165,761		10,876,424
Trading account assets, Trading derivative assets		81,056		71,175
Investment securities, Available-for-sale debt securities		21,343,577		23,105,682
Equity securities	[7]	6,503,595		6,255,413
Others	[8],[9]	923,764		955,548
Assets at fair value, Total		40,017,753		41,264,242
Liabilities:
Trading account liabilities, Trading securities sold, not yet purchased		28,947		208,354
Trading account liabilities, Trading derivative liabilities		130,816		80,673
Obligation to return securities received as collateral		3,259,898		3,030,974
Liabilities at fair value, Total		3,419,661		3,320,001
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	[6]	12,454,327		10,876,080
Trading account assets, Trading derivative assets		11,504,535		12,420,100
Investment securities, Available-for-sale debt securities		9,520,671		9,376,772
Equity securities	[7]	517,401		416,171
Others	[8],[9]	49,712		93,042
Assets at fair value, Total		34,046,646		33,182,165
Liabilities:
Trading account liabilities, Trading securities sold, not yet purchased		14,720		7,060
Trading account liabilities, Trading derivative liabilities		11,589,654		11,844,463
Obligation to return securities received as collateral		167,260		145,988
Others	[10]	486,579		507,700
Liabilities at fair value, Total		12,258,213		12,505,211
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities	[6]	776,404		827,493
Trading account assets, Trading derivative assets		75,241		93,900
Investment securities, Available-for-sale debt securities		298,262		350,660
Equity securities	[7]	28,413		28,359
Others	[8],[9]	18,022		8,660
Assets at fair value, Total		1,196,342		1,309,072
Liabilities:
Trading account liabilities, Trading derivative liabilities		61,842		81,781
Others	[10]	5,005		(25,528)
Liabilities at fair value, Total		66,847		56,253
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member]
Assets:
Trading account assets, Trading derivative assets		7,807,221		8,711,839
Liabilities:
Trading account liabilities, Trading derivative liabilities		7,916,199		8,674,623
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading derivative assets		13,761		3,320
Liabilities:
Trading account liabilities, Trading derivative liabilities		14,316		3,085
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets		7,776,462		8,681,427
Liabilities:
Trading account liabilities, Trading derivative liabilities		7,881,739		8,659,042
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets		16,998		27,092
Liabilities:
Trading account liabilities, Trading derivative liabilities		20,144		12,496
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member]
Assets:
Trading account assets, Trading derivative assets		3,537,943		3,557,421
Liabilities:
Trading account liabilities, Trading derivative liabilities		3,495,824		3,000,252
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading derivative assets		3,621		1,890
Liabilities:
Trading account liabilities, Trading derivative liabilities		2,060		2,058
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets		3,517,345		3,543,413
Liabilities:
Trading account liabilities, Trading derivative liabilities		3,489,349		2,992,812
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets		16,977		12,118
Liabilities:
Trading account liabilities, Trading derivative liabilities		4,415		5,382
Fair Value, Measurements, Recurring [Member] | Equity Contracts [Member]
Assets:
Trading account assets, Trading derivative assets		219,350		207,310
Liabilities:
Trading account liabilities, Trading derivative liabilities		267,583		226,781
Fair Value, Measurements, Recurring [Member] | Equity Contracts [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading derivative assets		63,674		65,965
Liabilities:
Trading account liabilities, Trading derivative liabilities		114,440		75,530
Fair Value, Measurements, Recurring [Member] | Equity Contracts [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets		143,420		118,351
Liabilities:
Trading account liabilities, Trading derivative liabilities		142,932		117,572
Fair Value, Measurements, Recurring [Member] | Equity Contracts [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets		12,256		22,994
Liabilities:
Trading account liabilities, Trading derivative liabilities		10,211		33,679
Fair Value, Measurements, Recurring [Member] | Commodity Contracts [Member]
Assets:
Trading account assets, Trading derivative assets		32,860		36,992
Liabilities:
Trading account liabilities, Trading derivative liabilities		30,805		34,432
Fair Value, Measurements, Recurring [Member] | Commodity Contracts [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets		4,842		6,239
Liabilities:
Trading account liabilities, Trading derivative liabilities		3,858		4,362
Fair Value, Measurements, Recurring [Member] | Commodity Contracts [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets		28,018		30,753
Liabilities:
Trading account liabilities, Trading derivative liabilities		26,947		30,070
Fair Value, Measurements, Recurring [Member] | Credit Derivatives [Member]
Assets:
Trading account assets, Trading derivative assets		63,458		71,613
Liabilities:
Trading account liabilities, Trading derivative liabilities		71,901		70,829
Fair Value, Measurements, Recurring [Member] | Credit Derivatives [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets		62,466		70,670
Liabilities:
Trading account liabilities, Trading derivative liabilities		71,776		70,675
Fair Value, Measurements, Recurring [Member] | Credit Derivatives [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets		992		943
Liabilities:
Trading account liabilities, Trading derivative liabilities		125		154
Fair Value, Measurements, Recurring [Member] | Japanese National Government and Japanese Government Agency Bonds [Member]
Assets:
Investment securities, Available-for-sale debt securities		22,831,889		24,567,904
Fair Value, Measurements, Recurring [Member] | Japanese National Government and Japanese Government Agency Bonds [Member] | Level 1 [Member]
Assets:
Investment securities, Available-for-sale debt securities		19,682,038		21,522,128
Fair Value, Measurements, Recurring [Member] | Japanese National Government and Japanese Government Agency Bonds [Member] | Level 2 [Member]
Assets:
Investment securities, Available-for-sale debt securities		3,149,851		3,045,776
Fair Value, Measurements, Recurring [Member] | Japanese Prefectural and Municipal Bonds [Member]
Assets:
Investment securities, Available-for-sale debt securities		1,776,267		1,537,431
Fair Value, Measurements, Recurring [Member] | Japanese Prefectural and Municipal Bonds [Member] | Level 2 [Member]
Assets:
Investment securities, Available-for-sale debt securities		1,776,267		1,537,431
Fair Value, Measurements, Recurring [Member] | Foreign Governments and Official Institutions Bonds [Member]
Assets:
Investment securities, Available-for-sale debt securities		2,197,455		2,171,692
Fair Value, Measurements, Recurring [Member] | Foreign Governments and Official Institutions Bonds [Member] | Level 1 [Member]
Assets:
Investment securities, Available-for-sale debt securities		1,661,539		1,583,554
Fair Value, Measurements, Recurring [Member] | Foreign Governments and Official Institutions Bonds [Member] | Level 2 [Member]
Assets:
Investment securities, Available-for-sale debt securities		516,971		567,946
Fair Value, Measurements, Recurring [Member] | Foreign Governments and Official Institutions Bonds [Member] | Level 3 [Member]
Assets:
Investment securities, Available-for-sale debt securities		18,945		20,192
Fair Value, Measurements, Recurring [Member] | Corporate Bonds [Member]
Assets:
Investment securities, Available-for-sale debt securities		1,110,138		1,119,360
Fair Value, Measurements, Recurring [Member] | Corporate Bonds [Member] | Level 2 [Member]
Assets:
Investment securities, Available-for-sale debt securities		1,107,735		1,113,323
Fair Value, Measurements, Recurring [Member] | Corporate Bonds [Member] | Level 3 [Member]
Assets:
Investment securities, Available-for-sale debt securities		2,403		6,037
Fair Value, Measurements, Recurring [Member] | Residential Mortgage-backed Securities [Member]
Assets:
Investment securities, Available-for-sale debt securities		1,495,749		1,617,535
Fair Value, Measurements, Recurring [Member] | Residential Mortgage-backed Securities [Member] | Level 2 [Member]
Assets:
Investment securities, Available-for-sale debt securities		1,495,734		1,617,520
Fair Value, Measurements, Recurring [Member] | Residential Mortgage-backed Securities [Member] | Level 3 [Member]
Assets:
Investment securities, Available-for-sale debt securities		15		15
Fair Value, Measurements, Recurring [Member] | Commercial Mortgage-backed Securities [Member]
Assets:
Investment securities, Available-for-sale debt securities		106,620		95,236
Fair Value, Measurements, Recurring [Member] | Commercial Mortgage-backed Securities [Member] | Level 2 [Member]
Assets:
Investment securities, Available-for-sale debt securities		104,327		92,806
Fair Value, Measurements, Recurring [Member] | Commercial Mortgage-backed Securities [Member] | Level 3 [Member]
Assets:
Investment securities, Available-for-sale debt securities		2,293		2,430
Fair Value, Measurements, Recurring [Member] | Asset-backed Securities [Member]
Assets:
Investment securities, Available-for-sale debt securities		1,496,333		1,558,349
Fair Value, Measurements, Recurring [Member] | Asset-backed Securities [Member] | Level 2 [Member]
Assets:
Investment securities, Available-for-sale debt securities		1,365,717		1,397,177
Fair Value, Measurements, Recurring [Member] | Asset-backed Securities [Member] | Level 3 [Member]
Assets:
Investment securities, Available-for-sale debt securities		130,616		161,172
Fair Value, Measurements, Recurring [Member] | Other Debt Securities [Member]
Assets:
Investment securities, Available-for-sale debt securities		148,059		165,607
Fair Value, Measurements, Recurring [Member] | Other Debt Securities [Member] | Level 2 [Member]
Assets:
Investment securities, Available-for-sale debt securities		4,069		4,793
Fair Value, Measurements, Recurring [Member] | Other Debt Securities [Member] | Level 3 [Member]
Assets:
Investment securities, Available-for-sale debt securities		143,990		160,814
Fair Value, Measurements, Recurring [Member] | Marketable Equity Securities [Member]
Assets:
Equity securities		7,020,996		6,671,584
Fair Value, Measurements, Recurring [Member] | Marketable Equity Securities [Member] | Level 1 [Member]
Assets:
Equity securities		6,503,595		6,255,413
Fair Value, Measurements, Recurring [Member] | Marketable Equity Securities [Member] | Level 2 [Member]
Assets:
Equity securities		517,401		416,171
Fair Value, Measurements, Recurring [Member] | Nonmarketable Equity Securities [Member]
Assets:
Equity securities		28,413	[11]	28,359
Fair Value, Measurements, Recurring [Member] | Nonmarketable Equity Securities [Member] | Real Estate Funds [Member]
Assets:
Investments valued at net asset value		14,578
Unfunded commitments		7,395
Fair Value, Measurements, Recurring [Member] | Nonmarketable Equity Securities [Member] | Level 3 [Member]
Assets:
Equity securities		28,413	[11]	28,359
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese National Government and Japanese Government Agency Bonds [Member]
Assets:
Trading account assets, Trading securities		2,824,536		1,865,673
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese National Government and Japanese Government Agency Bonds [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities		2,395,839		1,388,143
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese National Government and Japanese Government Agency Bonds [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		428,697		477,530
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese Prefectural and Municipal Bonds [Member]
Assets:
Trading account assets, Trading securities		82,105		189,756
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese Prefectural and Municipal Bonds [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		82,105		189,756
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Foreign Governments and Official Institutions Bonds [Member]
Assets:
Trading account assets, Trading securities		7,570,306		8,661,170
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Foreign Governments and Official Institutions Bonds [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities		7,096,467		8,190,781
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Foreign Governments and Official Institutions Bonds [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		472,704		469,342
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Foreign Governments and Official Institutions Bonds [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities		1,135		1,047
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Corporate Bonds [Member]
Assets:
Trading account assets, Trading securities		3,550,333		3,278,595
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Corporate Bonds [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		3,537,933		3,255,503
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Corporate Bonds [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities		12,400		23,092
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Residential Mortgage-backed Securities [Member]
Assets:
Trading account assets, Trading securities		5,085,442		4,473,448
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Residential Mortgage-backed Securities [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		5,046,706		4,432,307
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Residential Mortgage-backed Securities [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities		38,736		41,141
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Asset-backed Securities [Member]
Assets:
Trading account assets, Trading securities		959,071		870,988
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Asset-backed Securities [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		332,137		186,351
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Asset-backed Securities [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities		626,934		684,637
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Other Debt Securities [Member]
Assets:
Trading account assets, Trading securities		36,673		36,250
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Other Debt Securities [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		877		2,800
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Other Debt Securities [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities		35,796		33,450
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Commercial Paper [Member]
Assets:
Trading account assets, Trading securities		1,628,906		1,210,775
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Commercial Paper [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		1,628,906		1,210,775
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member]
Assets:
Trading account assets, Trading securities	[12]	2,659,120		1,993,342
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Private Equity Funds [Member]
Assets:
Investments valued at net asset value		30,195		21,517
Unfunded commitments		88,173		61,463
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities	[12]	1,673,455		1,297,500
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	[12]	924,262		651,716
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities	[12]	¥ 61,403		¥ 44,126

[1]	For more information about fair value measurement and assumptions used to measure the fair value of derivatives, see Note 32 to the consolidated financial statements for the fiscal year ended March 31, 2018.
[2]	The fair value of derivative instruments is presented on a gross basis even when derivative instruments are subject to master netting agreements. Cash collateral payable and receivable associated with derivative instruments are not added to or netted against the fair value amounts.
[3]	This table does not include contracts with embedded derivatives for which the fair value option has been elected.
[4]	Other debt securities in the table above include ¥135,688 million of private placement debt conduit bonds.
[5]	Other debt securities in the table above include ¥152,374 million of private placement debt conduit bonds.
[6]	Includes securities measured under the fair value option.
[7]	The table above reflects changes in presentation that were made to equity investment securities at March 31, 2018. See Note 1 for further information.
[8]	Excludes certain investments valued at net asset value of private equity funds, whose fair values at March 31, 2018 was ¥35 million, and those at September 30, 2018 was ¥5 million, respectively. For the nature and details of private equity funds, see Note 32 to the consolidated financial statements for the fiscal year ended March 31, 2018.
[9]	Mainly comprises securities received as collateral that may be sold or repledged under securities lending transactions, money in trust for segregating cash deposited by customers on security transactions and derivative assets designated as hedging instruments.
[10]	Includes other short-term borrowings, long-term debt, bifurcated embedded derivatives carried at fair value and derivative liabilities designated as hedging instruments.
[11]	Excludes certain investments valued at net asset value of real estate funds whose fair values at September 30, 2018 were ¥14,578 million. The amounts of unfunded commitments related to these real estate funds at September 30, 2018 were ¥7,395 million. For the nature and details of real estate funds, see Note 32 to the consolidated financial statements for the fiscal year ended March 31, 2018.
[12]	Excludes certain investments valued at net asset value of private equity funds whose fair values at March 31, 2018 were ¥21,517 million, and those at September 30, 2018 were ¥30,195 million, respectively. The amounts of unfunded commitments related to these private equity funds at March 31, 2018 were ¥61,463 million, and those at September 30, 2018 were ¥88,173 million, respectively. For the nature and details of private equity funds, see Note 32 to the consolidated financial statements for the fiscal year ended March 31, 2018.